SCHEDULE OF RIGHT OF USE ASSETS AND LIABILITIES (Details) $ in Thousands, $ in Thousands	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Right-of-use Rou Assets And Lease Payable
Operating lease ROU asset, net		$ 1,808	$ 1,843
Operating lease liabilities
Current portion	$ 223	302	300
Non-current portion	$ 832	1,127	1,283
Total		$ 1,429	$ 1,583